Derivative Instruments And Hedging Activities (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments And Hedging Activities [Abstract]
Offset of cash collateral receivables against net derivative liabilities	¥ 1,051	¥ 605
Offset of cash collateral payables against net derivative assets	867	456
Derivative liability position with credit-risk-related contingent features	1,867	1,779
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	1,143	958
Additional collateral required to be posted, aggregate fair value	¥ 26	¥ 18